Acquisition of subsidiaries (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2025 CNY (¥) item	Dec. 31, 2025 CNY (¥)	Jul. 17, 2025 CNY (¥)	Jul. 17, 2025 EUR (€)	May 19, 2025 CNY (¥)	May 19, 2025 EUR (€)
Miniso Winky Italy S.r.l.
Acquisition of subsidiaries
Group's effective interest (direct or indirect)		49.00%
Miniso Winky Italy S.r.l.
Acquisition of subsidiaries
Percentage of shares and voting interests acquired					51.00%	51.00%
Consideration transferred					¥ 22,685,000	€ 2,758,000
Revenue acquired		¥ 74,616,000
Profit and loss		18,773,000
Consolidated revenue		21,450,058,000
Consolidated loss		1,254,324,000
Miniso France.
Acquisition of subsidiaries
Percentage of shares and voting interests acquired			100.00%	100.00%
Satisfied by cash		197,456,000	¥ 197,456,000	€ 23,500,000
Revenue acquired		69,310,000
Profit and loss		5,526,000
Consolidated revenue		21,479,899,000
Consolidated loss		1,259,283,000
Target Entity
Acquisition of subsidiaries
Percentage of shares and voting interests acquired	51.00%
Satisfied by cash	¥ 39,680,000	¥ 39,680,000
Intellectual Property | item	2